Contingencies and Commitments (Details) (Securities fraud, Officers)	1 Months Ended		12 Months Ended
	Feb. 28, 2011 USD ($)	Dec. 31, 2008 action	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 CNY
Legal contingencies and Guarantee
Number of putative securities class actions filed		2
Amount of proposed settlement	$ 4,500,000
Total settlement amount paid			4,500,000	29,808,000
Outstanding legal contingency				0	0